ACCRUED COMMISSIONS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Sales Commission [Member]
Sales commission payable	$ 74	$ 822	$ 308	$ 12,690	$ 13,827	$ 501,483